SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 95.6%
	Alabama — 1.0%
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	$2,025,000	$ 1,950,626
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,058,679
	Arizona — 3.0%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,579,255
[a]	Chandler (Intel Corp.) IDA AMT, 5.00% due 9/1/2052 (put 9/1/2027)	1,000,000	1,042,971
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series B, 5.00% due 7/1/2044	1,000,000	1,012,794
	Maricopa County (Highland Prep Obligated Group; Insured: State Intercept) IDA, Series A, 4.00% due 7/1/2046	740,000	664,084
[b]	Pima County (La Posada at Park Centre, Inc. Obligated Group) IDA, Series A, 5.75% due 11/15/2023 - 11/15/2024	600,000	602,831
	Pima County (TMC HealthCare Obligated Group) IDA, 4.00% due 4/1/2041	1,000,000	919,491
	Pima County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	1,520,000	1,514,376
	Yavapai County (Waste Management, Inc.) AMT IDA, 1.30% due 6/1/2027	750,000	652,653
	Arkansas — 0.4%
	University of Arkansas Board of Trustees (Fayetteville Campus), Series A, 5.00% due 11/1/2036 (pre-refunded 11/1/2024)	1,000,000	1,037,353
	California — 5.6%
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	736,918
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	510,718
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,170,000	1,172,787
	California Educational Facilities Authority (University of Redlands), Series A, 5.00% due 10/1/2044	500,000	502,707
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	995,223
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, Series A2, 3.875% due 11/1/2042 (put 1/17/2023)	2,000,000	2,000,000
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,020,472
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,040,000	924,238
	City of Long Beach CA Airport System Revenue (Insured: AGM) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	784,796
	5.25% due 6/1/2047	500,000	527,516
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	625,906
	Daly City Housing (Franciscan Country Club Mobile Home Park Acquisition) DFA, Series A, 5.25% due 12/15/2023	330,000	330,401
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,494,464
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,001,050
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,061,322
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Series D, Zero Coupon due 8/1/2023	1,025,000	1,007,269
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	793,334
	Colorado — 3.6%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2036 - 11/15/2039	1,565,000	1,649,628
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.50% due 11/1/2047	1,000,000	1,047,770
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,092,037
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,033,219
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co), 6.50% due 11/15/2038	260,000	304,830
	Regional Transportation District (Denver Transit Partners), Series A, 5.00% due 7/15/2032	1,215,000	1,296,054
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2044 (pre-refunded 6/1/2023)	565,000	569,244
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	961,960
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049 (pre-refunded 12/1/2024)	595,000	618,848
	Connecticut — 2.0%
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,178,126
	Series E, 5.00% due 9/15/2033	1,350,000	1,490,801
	University of Connecticut (Insured: AGM), Series A, 5.00% due 4/15/2028	1,975,000	2,190,338
	Delaware — 0.4%
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,024,189
	District of Columbia — 1.3%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,258,156
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2040 - 10/1/2041	2,750,000	2,533,561
	Florida — 3.1%
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	445,000	447,435
[c]	City of Pompano (John Knox Village Obligated Group), Series A, 4.00% due 9/1/2041	1,500,000	1,225,394
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,037,285
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2052	1,000,000	947,867
	Lee County (Cypress Cove at Healthpark Florida Obligated Group) IDA, Series B-1, 3.75% due 10/1/2027	1,000,000	943,003
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2024	625,000	636,709

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	$1,100,000	$ 1,101,495
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,068,952
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	248,665
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,563,438
	Georgia — 3.6%
	Development Authority of Burke County (Georgia Power Co.), 2.20% due 10/1/2032	1,225,000	1,041,125
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets),
	Series C,
	4.00% due 12/1/2027 - 12/1/2028	1,700,000	1,665,742
[a]	4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,465,904
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series A, 4.00% due 12/1/2023	1,000,000	997,798
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2037	2,640,000	2,690,400
	Main Street Natural Gas, Inc. (Guaranty: Merrill Lynch & Co), Series A, 5.50% due 9/15/2023	350,000	352,919
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,244,354
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2039	1,225,000	1,263,690
	Guam — 0.7%
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	501,776
	5.25% due 7/1/2024	500,000	502,208
	Territory of Guam, Series F, 5.00% due 1/1/2030 - 1/1/2031	1,000,000	1,031,691
	Hawaii — 0.7%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2033	2,000,000	2,148,926
	Illinois — 15.6%
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,036,712
	Chicago O’Hare International Airport AMT,
	Series A, 5.00% due 1/1/2042	1,000,000	1,027,024
	Series C, 5.00% due 1/1/2023	290,000	290,000
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2035	1,510,000	1,549,080
	5.00% due 1/1/2035 (pre-refunded 1/1/2024)	1,315,000	1,339,909
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	531,617
	City of Chicago (Midway Airport) AMT, Series A, 5.00% due 1/1/2034	1,500,000	1,505,402
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,551,565
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	200,321
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,558,143
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,011,635
	5.625% due 1/1/2031	500,000	526,831
	6.00% due 1/1/2038	3,330,000	3,501,125
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029 (pre-refunded 8/1/2024)	2,195,000	2,256,614
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,021,131
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,397,456
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	739,443
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2023 - 4/1/2036	1,615,000	1,724,444
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,049,626
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,296,255
	Series D, 5.00% due 1/1/2028	1,000,000	1,018,272
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,468,278
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	47,959
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,291,109
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,073,634
	State of Illinois GO,
	5.00% due 2/1/2039	600,000	600,153
	5.50% due 5/1/2039	375,000	390,452
	5.75% due 5/1/2045	1,600,000	1,662,059
	Series A, 5.50% due 3/1/2042	1,000,000	1,040,264
	Series D, 5.00% due 11/1/2028	3,000,000	3,095,127
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,775,981
	State of Illinois Sales Tax Revenue (Insured: BAM-TCRS), Series B, 4.75% due 6/15/2043	1,750,000	1,759,147
	Will County School District No. 114 Manhattan (Insured: Natl-Re) ETM GO, Series C, Zero Coupon due 12/1/2023	115,000	111,796
	Will County School District No. 114 Manhattan (Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	455,000	441,388

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Indiana — 0.3%
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	$1,000,000	$ 977,460
	Iowa — 2.4%
[a]	Iowa Finance Authority (Iowa Fertilizer Co LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	1,650,000	1,596,301
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	755,117
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	4,650,000	4,787,979
	Kansas — 1.9%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,500,000	1,660,453
	Kansas Independent College Finance Authority (Ottawa University), Series C, 5.75% due 5/1/2023	1,800,000	1,806,034
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,065,455
	Kentucky — 4.2%
[b]	City of Henderson (Guaranty: Pratt Paper, LLC) AMT, Series B, 4.45% due 1/1/2042	1,000,000	938,296
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,522,163
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2029	500,000	534,830
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	4,000,000	3,993,524
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	5,500,000	5,439,824
	Louisiana — 1.1%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	416,244
	Louisiana Energy and Power Authority (Louisiana Energy & Power Authority Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038 (pre-refunded 6/1/2023)	2,000,000	2,017,914
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	759,352
	Massachusetts — 0.2%
	Massachusetts (Jordan Hospital and Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	576,520
	Michigan — 5.2%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,295,223
	City of Detroit GO,
	5.00% due 4/1/2023 - 4/1/2024	900,000	905,024
	Series A, 5.00% due 4/1/2032	300,000	305,268
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,008,363
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,098,262
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	867,973
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,845,000	1,990,264
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), 5.25% due 5/15/2041	140,000	140,050
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036 (pre-refunded 5/1/2023)	225,000	226,449
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	937,990
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,524
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), 5.00% due 12/1/2027	165,000	179,489
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	2,000,000	1,673,814
[a]	Michigan Strategic Fund (Graphic Packaging International LLC) (Green Bond) AMT, 4.00% due 10/1/2061 (put 10/1/2026)	1,000,000	975,784
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,714,335
	Minnesota — 0.3%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	1,065,000	928,043
	Nebraska — 1.5%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs & Co.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,036,702
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,575,929
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,832,180
	Nevada — 1.1%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,016,468
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,050,000	904,048
[a,b]	State of Nevada Department of Business & Industry (Republic Services, Inc.) AMT, 3.75% due 12/1/2026 (put 6/1/2023)	1,300,000	1,291,655
	New Hampshire — 0.4%
[a]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	1,250,000	1,212,656
	New Jersey — 5.3%
	Camden County Improvement Authority (KIPP Cooper Norcross Obligated Group), 6.00% due 6/15/2052	1,000,000	1,031,984
	New Jersey (New Jersey Transit Corp.) EDA, 5.00% due 11/1/2033	500,000	533,793
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2035 - 6/15/2038	1,250,000	1,315,500
	Series NN, 5.00% due 3/1/2026	1,000,000	1,002,933
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,093,625
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,110,252
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,169,629

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	$1,500,000	$ 1,561,044
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,200,000	2,299,536
	South Jersey Transportation Authority, Series A, 5.25% due 11/1/2052	1,500,000	1,518,072
	New Mexico — 1.0%
	City of Santa Fe (El Castillo Retirement Project), Series A, 5.00% due 5/15/2044	950,000	833,300
	City of Santa Fe (El Castillo Retirement Residences), 5.00% due 5/15/2034	1,465,000	1,403,568
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.85% due 7/1/2039	775,000	721,755
	New York — 4.3%
[d]	Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.25% due 7/1/2052	1,000,000	1,014,895
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,036,612
	Series J, 5.00% due 8/1/2031	1,500,000	1,552,911
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,078,543
	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00% due 11/1/2036	1,230,000	1,360,085
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	1,000,000	976,027
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	1,000,000	991,770
	State of New York Mortgage Agency (Insured: SONYMA) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	755,133
	4.125% due 10/1/2032	210,000	205,569
	4.20% due 4/1/2033	845,000	827,431
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series A2, 2.00% due 5/15/2045 (put 5/15/2024)	1,000,000	989,807
	North Carolina — 1.9%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group), Series B, 1.95% due 1/15/2048 (put 11/1/2029)	1,000,000	929,928
	Greater Asheville Regional Airport Authority (Insured: AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,086,710
	North Carolina Medical Care Commission (Plantation Village Obligated Group), 4.00% due 1/1/2041	1,020,000	869,927
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,575,619
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,075,384
	Ohio — 1.7%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,495,208
	Northeast Ohio Medical University (Insured: BAM),
	5.00% due 12/1/2043	775,000	813,856
	Series B, 4.00% due 12/1/2038	550,000	513,551
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	1,000,000	941,050
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,156,505
	Oregon — 1.7%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.00% due 7/1/2038 (put 5/1/2023)	2,000,000	1,996,848
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,213,017
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	409,937
	Yamhill County Hospital Authority (Friendsview Manor Obligated Group), Series B-3, 1.75% due 11/15/2026	340,000	312,234
	Pennsylvania — 6.0%
	City of Philadelphia (Philadelphia Airport Revenue; Insured: AGM) AMT, 4.00% due 7/1/2040 - 7/1/2046	2,950,000	2,657,939
	City of Philadelphia IDA, 5.00% due 5/1/2024	1,000,000	1,021,770
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,532,385
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,088,268
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,051,615
	Hospitals & Higher Education Facilities Authority of Philadelphia (Temple University Health System Obligated Group; Insured: AGM), 4.00% due 7/1/2038	1,000,000	959,338
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,051,897
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2041	2,800,000	2,524,041
	Pennsylvania EDFA (UPMC Obligated Group), Series A, 4.00% due 10/15/2037	1,000,000	963,814
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2037	750,000	792,621
	Philadelphia (Thomas Jefferson University) IDA, Series A, 5.00% due 9/1/2035	1,500,000	1,559,243
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,408,991
	School District of Philadelphia (State Aid Witholding) GO,
	Series A,
	4.00% due 9/1/2041	1,000,000	923,170
	5.00% due 9/1/2038	100,000	104,664
	Rhode Island — 0.1%
	Pawtucket Housing Authority, 5.50% due 9/1/2024	250,000	252,956
	South Carolina — 0.3%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 10/1/2048 (put 2/1/2024)	1,000,000	999,159
	Tennessee — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	$1,000,000	$ 1,042,331
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2024	500,000	507,375
	Texas — 7.1%
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,116,230
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,020,940
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,600,137
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	2,500,000	2,662,572
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,412,739
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	65,000	64,093
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), 4.00% due 3/1/2040 - 3/1/2041	2,000,000	1,863,928
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,545,169
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2057	1,000,000	824,526
	Newark Higher Education Finance Corp. (Hughen Center, Inc.; Insured: PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	514,059
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	871,850
	Texas State Technical College (Insured: AGM), 5.75% due 8/1/2047	545,000	620,303
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,000,000	3,072,801
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	827,318
	U. S. Virgin Islands — 0.2%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	509,565
	Utah — 0.6%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	732,158
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,054,082
	Virginia — 1.4%
	Henrico County (Westminster-Canterbury Corp. Obligated Group) EDA, Series A, 5.00% due 10/1/2052	1,000,000	1,019,003
[a]	Roanoke (Carilion Clinic Obligated Group) EDA, 5.00% due 7/1/2053 (put 7/1/2030)	1,000,000	1,117,974
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2034	1,000,000	1,065,407
[a]	Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) AMT, 3.50% due 11/1/2052 (put 11/1/2023)	1,000,000	997,282
	Washington — 0.8%
	Washington Higher Education Facilities Authority (Seattle Pacific University), 5.00% due 10/1/2038 - 10/1/2039	2,390,000	2,459,184
	Wisconsin — 3.1%
[a]	Public Finance Authority (Duke Energy Progress, LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,035,485
	Public Finance Authority (National Senior Community Obligated Group), 4.00% due 1/1/2042 - 1/1/2047	2,375,000	2,062,016
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,500,000	1,461,168
	Public Finance Authority (Texas Biomedical Research Institute), 4.00% due 6/1/2039 - 6/1/2041	770,000	689,237
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), 4.00% due 10/1/2025 - 10/1/2051	2,275,000	1,929,734
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,296,170
	Wisconsin Health & Educational Facilities Authority (HOPE Christian Schools Obligated Group), 4.00% due 12/1/2056	750,000	507,585
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 2.75% due 9/1/2039	305,000	281,902
	Total Long-Term Municipal Bonds — 95.6% (Cost $288,118,300)		282,204,424
	Short-Term Municipal Bonds — 4.1%
	Florida — 2.6%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 3.65% due 10/1/2042 (put 1/3/2023)	800,000	800,000
[a]	County of Manatee (Florida Power & Light Co.), 3.75% due 9/1/2024 (put 1/3/2023)	3,800,000	3,800,000
[a,b]	JPMorgan Chase Putters/Drivers Trust (LOC JP Morgan Chase Bank N.A.), Series 5032, 3.70% due 12/15/2034 (put 1/3/2023)	3,100,000	3,100,000
	Missouri — 0.2%
[a]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA U.S. Bank N.A.), Series A, 3.62% due 12/1/2037 (put 1/3/2023)	500,000	500,000
	New Hampshire — 0.2%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street B&T Co.), Series A2, 3.65% due 7/1/2035 (put 1/3/2023)	720,000	720,000
	Utah — 0.3%
[a]	City of Murray (Intermountain Healthcare Obligated Group; SPA JP Morgan Chase Bank N.A.), Series A, 3.60% due 5/15/2037 (put 1/3/2023)	1,000,000	1,000,000
	Virginia — 0.8%
[a]	Virginia College Building Authority (University of Richmond; SPA U.S. Bank N.A.), 3.63% due 11/1/2036 (put 1/3/2023)	2,200,000	2,200,000
	Total Short-Term Municipal Bonds — 4.1% (Cost $12,120,000)		12,120,000
	Total Investments — 99.7% (Cost $300,238,300)		$294,324,424
	Other Assets Less Liabilities — 0.3%		764,373
	Net Assets — 100.0%		$295,088,797

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2022 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $10,395,912, representing 3.52% of the Fund’s net assets.
c	Segregated as collateral for a when-issued security.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.